Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Unlimited HFEQ Equity Long/Short ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFEQ Equity Long/Short ETF
Class Name	Unlimited HFEQ Equity Long/Short ETF
Trading Symbol	HFEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period July 14, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfeq. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfeq
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFEQ Equity Long/Short ETF	$13	0.95%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 3.97% since inception from 7/14/25 to 8/31/25, while the S&P 500 total return during this period was 3.22%. During the period, the Fund's largest positions were primarily in U.S. equity markets which rallied partially due to expectations of the Fed lowering rates in the near term.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the long/short equity hedge fund sub-strategy. The Fund held a diverse set of global equity positions in line with this objective during the period, including non-U.S. equities, factor ETFs, and sector ETFs. Global equities, factor ETFs, and certain sector ETFs performed well during the period, contributing to the Fund’s strong performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Period Ended August 31, 2025	Since Inception (7/14/2025)
Unlimited HFEQ Equity Long/Short ETF	3.97%
S&P 500® Total Return Index	3.22%

Performance Inception Date	Jul. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.unlimitedetfs.com/hfeq for more recent performance information.
Net Assets	$ 10,397,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 5,572
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$10,397
Number of Holdings	21
Total Advisory Fee	$5,572
Portfolio Turnover Rate	125%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown - Total Investments (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
E-mini Nasdaq-100 Index	13.1%
MSCI Emerging Markets Index	9.6%
Vanguard US Momentum Factor ETF	7.8%
E-mini S&P Financial Select Sector	7.3%
Industrial Select Sector SPDR Fund	7.0%
MSCI EAFE Index	6.5%
Euro STOXX 50 Dividend Index	6.4%
Utilities Select Sector SPDR Fund	5.2%
Vanguard Value ETF	5.0%
E-mini S&P Real Estate Select Sector	-8.2%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

Unlimited HFGM Global Macro ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFGM Global Macro ETF
Class Name	Unlimited HFGM Global Macro ETF
Trading Symbol	HFGM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period April 14, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfgm. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfgm
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFGM Global Macro ETF	$39	0.95%

The Fund commenced operations on April 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on April 14, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 19.00% since inception from 4/14/25 to 8/31/25, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 3.25%. During the period, the Fund's largest positions were in global equity markets and precious metals, which rallied amid expectations of easing rates and geopolitical tensions.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the global macro hedge fund sub-strategy. The Fund held a diverse set of global asset positions in line with this objective during the period, including non-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark. Some positions on global currencies detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Period Ended August 31, 2025	Since Inception (4/14/2025)
Unlimited HFGM Global Macro ETF	19.00%
Bloomberg U.S. Aggregate Bond Index	3.25%

Performance Inception Date	Apr. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jul. 16, 2025
Updated Performance Information Location [Text Block]	Visit www.unlimitedetfs.com/hfgm for more recent performance information.
Net Assets	$ 34,808,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 60,178
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$34,808
Number of Holdings	30
Total Advisory Fee	$60,178
Portfolio Turnover Rate	65%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown - Total Investments (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	26.79%
British Pound/U.S. Dollar Cross Currency Rate	10.02%
Live Cattle(a)	7.28%
iBoxx Bond Index	7.22%
Gold(a)	2.59%
Nikkei 225 Index	2.47%
MSCI EAFE Index	1.68%
Japanese Yen/U.S. Dollar Cross Currency Rate	-2.26%
Swiss Franc/U.S. Dollar Cross Currency Rate	-2.42%
U.S. Treasury 5 Year Notes	-5.21%

Material Fund Change [Text Block]

How has the Fund changed?

Effective July 16, 2025, the listing exchange for shares of the Fund changed from NYSE Arca, Inc. to New York Stock Exchange LLC. Also, effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

Unlimited HFMF Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFMF Managed Futures ETF
Class Name	Unlimited HFMF Managed Futures ETF
Trading Symbol	HFMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period July 14, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfmf. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfmf
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFMF Managed Futures ETF	$13	0.95%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 3.80% during the period 7/14/25 to 8/31/25, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 1.79%. During the period, the Fund's largest positions were primarily in U.S. equity markets and global currencies which rallied partially due to expectations of the Fed lowering rates in the near term and changing global trade dynamics.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the managed futures hedge fund sub-strategy. The Fund held a diverse set of positions in line with this objective during the period, including U.S. equities, commodities, currencies, and government bonds. Strong equity and commodity performance were among the drivers of the Fund’s strong returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Period Ended August 31, 2025	Since Inception (7/14/2025)
Unlimited HFMF Managed Futures ETF	3.80%
Bloomberg U.S. Aggregate Bond Index	1.79%

Performance Inception Date	Jul. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.unlimitedetfs.com/hfmf for more recent performance information.
Net Assets	$ 3,114,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 2,071
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$3,114
Number of Holdings	9
Total Advisory Fee	$2,071
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown - Total Investments (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	37.34%
British Pound/U.S. Dollar Cross Currency Rate	15.16%
Live Cattle(a)	9.83%
Canadian Dollar/U.S. Dollar Cross Currency Rate	8.41%
WTI Crude Oil(a)	1.62%
Sugar #11(a)	0.24%
Soybeans(a)	-2.03%
Japanese Yen/U.S. Dollar Cross Currency Rate	-3.28%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

Unlimited HFND Multi-Strategy Return Tracker ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Class Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Trading Symbol	HFND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfnd/. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfnd/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.46% during the fiscal year ending August 31, 2025, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 3.14%. During the period, the Fund's largest positions were in global equity markets and a range of credit assets which rallied amid strong corporate earnings relative to expectations and several rate cuts.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the hedge fund industry. The Fund held a diverse set of global asset positions in line with this objective during the period, including non-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended August 31, 2025	1 year	Since Inception (10/10/2022)
Unlimited HFND Multi-Strategy Return Tracker ETF	7.46%	6.75%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.82%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jul. 16, 2025
Updated Performance Information Location [Text Block]	Visit www.unlimitedetfs.com/hfnd/ for more recent performance information.
Net Assets	$ 28,602,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 300,737
Investment Company, Portfolio Turnover	295.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$28,602
Number of Holdings	41
Total Advisory Fee	$300,737
Portfolio Turnover Rate	295%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown - Total Investments (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
iBoxx Bond Index	12.86%
MSCI Emerging Markets Index	5.80%
E-mini S&P 500 Index	5.56%
Bloomberg Commodity Index(a)	4.54%
Vanguard Growth ETF	4.14%
iShares Agency Bond ETF	3.65%
British Pound/U.S. Dollar Cross Currency Rate	2.74%
iShares Convertible Bond ETF	2.58%
MSCI EAFE Index	2.34%
U.S. Treasury 5 Year Notes	-10.67%

Material Fund Change [Text Block]

How has the Fund changed?

Effective July 16, 2025, the listing exchange for shares of the Fund changed from NYSE Arca, Inc. to New York Stock Exchange LLC. Also, effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.